DEALERSHIP SETTLEMENT - Additional information (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	Aug. 19, 2022	May 26, 2022	May 31, 2022	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2018
Summary of Investment Holdings [Line Items]
Investment, Type [Extensible Enumeration]					us-gaap:EquityUnitPurchaseAgreementsMember
Dealership Operators
Summary of Investment Holdings [Line Items]
Equity interest subscribed							70.00%
Shares issued to pre-reverse acquisition		1,355,077	1,437,755	547,967	131,295	478,169
Contingent consideration shares		1,355,077	2,249,918	346,874
Additional paid-in capital with a fair value		$ 17,379			$ 8,897
Accrued payables						$ 2,245
Dealership settlement amount						11,142
Provision for dealership settlement						$ 2,245
Dealership Operators | Tranche one
Summary of Investment Holdings [Line Items]
Shares issued to pre-reverse acquisition	300,917
Dealership Operators | Tranche Three
Summary of Investment Holdings [Line Items]
Shares issued to pre-reverse acquisition	478,169
R e n r e n Inc.
Summary of Investment Holdings [Line Items]
Shares issued to pre-reverse acquisition				894,841	894,841